UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05719

BNY Mellon Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	12/31/23

FORM N-CSR

Item 1. Reports to Stockholders.

BNY Mellon Stock Index Fund, Inc.

ANNUAL REPORT December 31, 2023

IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.

If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at www.bnymellonim.com/us and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2023, through December 31, 2023, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll and Marlene Walker Smith, portfolio managers.

Market and Fund Performance Overview

For the 12-month period ended December 31, 2023, BNY Mellon Stock Index Fund, Inc. (the “fund”) produced a total return of 25.93% for Initial Shares and a total return of 25.60% for Service Shares.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, produced a total return of 26.27% for the same period.2,3

U.S. stocks gained ground during the reporting period as inflationary pressures eased, the U.S. Federal Reserve (the “Fed”) reduced the pace of interest-rate hikes, and economic growth remained positive. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the Index and in futures whose performance is tied to the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index. The fund generally invests in all 500 stocks in the Index in proportion to their weighting in the Index. In addition to investing in futures, the fund may invest in exchange-traded funds (ETFs) whose performance is tied to the index. Typically, these investments may be made when the fund's available cash balances cannot otherwise be efficiently or effectively invested directly (due to, for example, size or timing considerations).

Equities Gain as Inflation Eases

Market sentiment proved volatile but generally positive during the reporting period, with hopes for continued economic growth outweighing concerns regarding persistently high levels of inflation and the impact of Fed rate hikes designed to curb inflation. In January 2023, as the period began, inflation averaged 6.41% on an annualized basis, down from the 9.06% peak set in June 2022 but well above the Fed target of 2%. During the reporting period, the Fed raised the federal funds rate four times to a range of 5.25%−5.50%, with the last increase in July. Inflation eased steadily during the first half of the year, settling into a range of between 3.0% and 3.7% from June through year-end. Although U.S. economic growth and corporate profits occasionally showed signs of stress throughout the year, indications remained surprisingly positive, supported by robust consumer spending, rising wages and low levels of unemployment. These encouraging economic trends lessened concerns that rising rates might tip the economy into a sharp recession. Accordingly, while equity markets frequently dipped or spiked in response to the economic news of the day, stocks trended higher on balance. Stocks received an additional boost during the final weeks of 2023, when the Fed signaled the likelihood of multiple rate cuts in 2024 and its view that a recession appeared unlikely given prevailing economic conditions.

Other factors aside from inflation and interest rates also played a role in market behavior during the period. A small number of high-profile, regional bank failures in the United States in March and April 2023 raised fears of possible wider banking industry contagion and future credit constraints. However, stocks remained in positive territory despite a steep decline in early March. Swift action from federal authorities and major banks eased investors’ concerns, enabling markets to gain additional ground later in the period. Nevertheless, financial stocks continued to lag the broader market, and small- and mid-cap stocks were hurt by the prospect of more stringent lending requirements. More positively, the reopening of the Chinese economy after lengthy COVID-19-related shutdowns generally bolstered confidence, particularly as renewed Chinese activity did not appear to cause inflation to accelerate. However, Chinese economic growth continued to falter despite the reopening.

Mega-Cap Growth Stocks Dominate Market Gains

Disparities in performance between investment style, sector and capitalization size characterized market behavior during the reporting period, with much of the market’s strength driven by a relatively small number of mega-cap growth-oriented stocks, especially during the first 10 months of the year. However, market strength broadened during the last two months of the period, when value outperformed growth, and small-cap stocks outperformed their large-cap counterparts by a significant margin. Nevertheless, for the period as a whole, large-cap growth predominated.

A sizeable percentage of the Index’s overall gains came from a small group of mega-cap companies dubbed the “Magnificent 7.” These companies (Apple, Inc., Amazon.com, Inc., Microsoft Corp., Alphabet, Inc., NVIDIA Corp., Meta Platforms, Inc. and Tesla, Inc.) benefited from the market’s strong appetite for companies involved in the development and deployment of artificial intelligence (“AI”) hardware, software and infrastructure. Given this dynamic, it is not surprising that the sectors those seven companies fall into—information technology, communication services and consumer discretionary—led the market’s rise.

Also not surprisingly, value-oriented sectors lagged the overall market by a significant margin. The interest-rate-sensitive utilities sector generated the weakest returns, followed by energy, which suffered due to declining oil and gas prices. Consumer staples, another traditionally value-oriented area, produced the next-weakest returns.

The fund’s use of derivatives during the period was limited to futures contracts employed to offset the impact of cash and better track the performance of the Index.

Continued Challenges with Potential Upside

While the U.S. economic outlook appears brighter as of the end of the reporting period than it did in 2022, U.S. growth is likely to face additional challenges as the impacts of high interest rates continue to ripple through the economy. Equity markets also face additional risks from a host of unresolved geopolitical issues, including the ongoing war in Ukraine; the more recent outbreak of hostilities in the Middle East, which threatens energy supplies as well as global shipping routes; and simmering tensions between China and the West, centered on the independence of Taiwan. Nevertheless, U.S. economic prospects continue

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

to surprise to the upside, with a soft economic landing looking like an increasingly plausible result of current trends.

January 16, 2024

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500™,”and “S&P 500®” are trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. ETFs trade like stocks, are subject to investment risk, including possible loss of principal. The risks of investing in ETFs typically reflect the risks associated with the types of instruments in which the ETF invests. Diversification cannot assure a profit or protect against loss.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Stock Index Fund, Inc. made available through insurance products may be similar to those of other funds managed by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other BNY Mellon Investment Adviser, Inc. fund.

FUND PERFORMANCE (Unaudited)

Comparison of change in value of a $10,000 investment in Initial shares and Service shares of BNY Mellon Stock Index Fund, Inc. with a hypothetical investment of $10,000 in the S&P 500® Index (the “Index”).

† Source: Lipper Inc.

Past performance is not predictive of future performance. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a hypothetical investment of $10,000 made in Initial shares and Service shares of BNY Mellon Stock Index Fund, Inc. on 12/31/13 to a hypothetical investment of $10,000 made in the Index on that date.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 12/31/2023
	1 Year	5 Years	10 Years
Initial shares	25.93%	15.38%	11.75%
Service shares	25.60%	15.09%	11.47%
S&P 500® Index	26.27%	15.68%	12.02%

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www.im.bnymellon.com for the fund’s most recent month-end returns.

The fund’s Initial shares are not subject to a Rule 12b-1 fee. The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Stock Index Fund, Inc. from July 1, 2023 to December 31, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended December 31, 2023

	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.41	$2.72
Ending value (after expenses)	$1,078.90	$1,077.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended December 31, 2023

	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.38	$2.65
Ending value (after expenses)	$1,023.84	$1,022.58
†

Expenses are equal to the fund’s annualized expense ratio of .27% for Initial Shares and .52% for Service Shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

December 31, 2023

Description	Shares		Value ($)
Common Stocks - 97.9%
Automobiles & Components - 2.0%
Aptiv PLC	20,838	[a]	1,869,585
BorgWarner, Inc.	16,659		597,225
Ford Motor Co.	282,295		3,441,176
General Motors Co.	100,376		3,605,506
Tesla, Inc.	200,419	[a]	49,800,113
			59,313,605
Banks - 3.2%
Bank of America Corp.	501,766		16,894,461
Citigroup, Inc.	139,766		7,189,563
Citizens Financial Group, Inc.	33,440		1,108,202
Comerica, Inc.	8,615		480,803
Fifth Third Bancorp	49,371		1,702,806
Huntington Bancshares, Inc.	102,746		1,306,929
JPMorgan Chase & Co.	209,562		35,646,496
KeyCorp	64,690		931,536
M&T Bank Corp.	12,093		1,657,708
Regions Financial Corp.	70,006		1,356,716
The PNC Financial Services Group, Inc.	28,846		4,466,803
Truist Financial Corp.	97,858		3,612,917
U.S. Bancorp	113,923		4,930,587
Wells Fargo & Co.	262,511		12,920,791
Zions Bancorp NA	10,483	[b]	459,889
			94,666,207
Capital Goods - 5.6%
3M Co.	39,898		4,361,649
A.O. Smith Corp.	9,055		746,494
Allegion PLC	6,569		832,227
AMETEK, Inc.	16,724		2,757,620
Axon Enterprise, Inc.	5,181	[a]	1,338,408
Builders FirstSource, Inc.	8,945	[a]	1,493,278
Carrier Global Corp.	60,656		3,484,687
Caterpillar, Inc.	37,026		10,947,477
Cummins, Inc.	10,100		2,419,657
Deere & Co.	19,294		7,715,092
Dover Corp.	10,228		1,573,169
Eaton Corp. PLC	28,959		6,973,906
Emerson Electric Co.	40,470		3,938,945
Fastenal Co.	41,819		2,708,617
Fortive Corp.	25,806		1,900,096
Generac Holdings, Inc.	4,398	[a]	568,398
General Dynamics Corp.	16,321		4,238,074

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Capital Goods - 5.6% (continued)
General Electric Co.	78,994		10,082,004
Honeywell International, Inc.	47,479		9,956,821
Howmet Aerospace, Inc.	28,886		1,563,310
Hubbell, Inc.	3,920		1,289,406
Huntington Ingalls Industries, Inc.	2,994		777,362
IDEX Corp.	5,655		1,227,757
Illinois Tool Works, Inc.	19,821		5,191,913
Ingersoll Rand, Inc.	29,199		2,258,251
Johnson Controls International PLC	48,620		2,802,457
L3Harris Technologies, Inc.	13,892		2,925,933
Lockheed Martin Corp.	15,938		7,223,739
Masco Corp.	16,248		1,088,291
Nordson Corp.	3,916		1,034,451
Northrop Grumman Corp.	10,402		4,869,592
Otis Worldwide Corp.	30,249		2,706,378
PACCAR, Inc.	37,991		3,709,821
Parker-Hannifin Corp.	9,276		4,273,453
Pentair PLC	11,948		868,739
Quanta Services, Inc.	10,355		2,234,609
Rockwell Automation, Inc.	8,438		2,619,830
RTX Corp.	103,551	[b]	8,712,781
Snap-on, Inc.	3,905		1,127,920
Stanley Black & Decker, Inc.	10,591		1,038,977
Textron, Inc.	13,799		1,109,716
The Boeing Company	41,124	[a]	10,719,382
Trane Technologies PLC	16,443		4,010,448
TransDigm Group, Inc.	4,047	[a]	4,093,945
United Rentals, Inc.	4,751		2,724,318
W.W. Grainger, Inc.	3,261		2,702,358
Westinghouse Air Brake Technologies Corp.	12,736		1,616,198
Xylem, Inc.	17,098		1,955,327
			166,513,281
Commercial & Professional Services - 1.2%
Automatic Data Processing, Inc.	29,858		6,956,018
Broadridge Financial Solutions, Inc.	8,429		1,734,267
Ceridian HCM Holding, Inc.	11,062	[a]	742,481
Cintas Corp.	6,328		3,813,632
Copart, Inc.	62,732	[a]	3,073,868
Equifax, Inc.	8,829		2,183,323
Jacobs Solutions, Inc.	9,326		1,210,515
Leidos Holdings, Inc.	9,614		1,040,619
Paychex, Inc.	23,509		2,800,157

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Commercial & Professional Services - 1.2% (continued)
Paycom Software, Inc.	3,716		768,172
Republic Services, Inc.	15,069		2,485,029
Robert Half, Inc.	8,109		712,943
Rollins, Inc.	20,965		915,542
Veralto Corp.	16,175		1,330,556
Verisk Analytics, Inc.	10,653		2,544,576
Waste Management, Inc.	26,613		4,766,388
			37,078,086
Consumer Discretionary Distribution & Retail - 5.6%
Amazon.com, Inc.	658,993	[a]	100,127,396
AutoZone, Inc.	1,257	[a]	3,250,112
Bath & Body Works, Inc.	15,775		680,849
Best Buy Co., Inc.	14,398		1,127,075
CarMax, Inc.	11,587	[a]	889,186
eBay, Inc.	39,031		1,702,532
Etsy, Inc.	8,740	[a]	708,377
Genuine Parts Co.	10,313		1,428,351
LKQ Corp.	19,698		941,367
Lowe's Cos., Inc.	41,834		9,310,157
O'Reilly Automotive, Inc.	4,281	[a]	4,067,292
Pool Corp.	2,829		1,127,951
Ross Stores, Inc.	24,513		3,392,354
The Home Depot, Inc.	72,492		25,122,103
The TJX Companies, Inc.	83,078		7,793,547
Tractor Supply Co.	7,933		1,705,833
Ulta Beauty, Inc.	3,653	[a]	1,789,933
			165,164,415
Consumer Durables & Apparel - .9%
D.R. Horton, Inc.	21,877		3,324,866
Garmin Ltd.	11,197		1,439,262
Hasbro, Inc.	9,867		503,809
Lennar Corp., Cl. A	17,982		2,680,037
Lululemon Athletica, Inc.	8,401	[a]	4,295,347
Mohawk Industries, Inc.	4,187	[a]	433,355
NIKE, Inc., Cl. B	88,915		9,653,502
NVR, Inc.	239	[a]	1,673,108
PulteGroup, Inc.	14,812		1,528,895
Ralph Lauren Corp.	2,609		376,218
Tapestry, Inc.	17,524		645,058
VF Corp.	22,615		425,162
Whirlpool Corp.	3,866		470,763
			27,449,382

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Consumer Services - 2.1%
Airbnb, Inc., Cl. A	31,830	[a]	4,333,336
Booking Holdings, Inc.	2,529	[a]	8,970,919
Caesars Entertainment, Inc.	15,562	[a]	729,547
Carnival Corp.	75,006	[a]	1,390,611
Chipotle Mexican Grill, Inc.	1,999	[a]	4,571,633
Darden Restaurants, Inc.	8,713		1,431,546
Domino's Pizza, Inc.	2,436		1,004,192
Expedia Group, Inc.	9,739	[a]	1,478,283
Hilton Worldwide Holdings, Inc.	18,354		3,342,080
Las Vegas Sands Corp.	26,784		1,318,041
Marriott International, Inc., Cl. A	17,546		3,956,798
McDonald's Corp.	52,408		15,539,496
MGM Resorts International	17,642		788,245
Norwegian Cruise Line Holdings Ltd.	32,383	[a]	648,955
Royal Caribbean Cruises Ltd.	17,400	[a]	2,253,126
Starbucks Corp.	83,117		7,980,063
Wynn Resorts Ltd.	6,918		630,299
Yum! Brands, Inc.	20,617		2,693,817
			63,060,987
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	31,938		21,081,635
Dollar General Corp.	15,613		2,122,587
Dollar Tree, Inc.	14,961	[a]	2,125,210
Sysco Corp.	37,053		2,709,686
Target Corp.	33,398		4,756,543
The Kroger Company	48,342		2,209,713
Walgreens Boots Alliance, Inc.	52,836		1,379,548
Walmart, Inc.	103,585		16,330,175
			52,715,097
Energy - 3.8%
APA Corp.	22,505		807,479
Baker Hughes Co.	74,137		2,534,003
Chevron Corp.	127,260		18,982,102
ConocoPhillips	85,640		9,940,235
Coterra Energy, Inc.	55,665		1,420,571
Devon Energy Corp.	47,278		2,141,693
Diamondback Energy, Inc.	13,204		2,047,676
EOG Resources, Inc.	42,443		5,133,481
EQT Corp.	29,816		1,152,687
Exxon Mobil Corp.	290,362		29,030,393
Halliburton Co.	63,885		2,309,443
Hess Corp.	19,854		2,862,153
Kinder Morgan, Inc.	139,213		2,455,717

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Energy - 3.8% (continued)
Marathon Oil Corp.	39,060		943,690
Marathon Petroleum Corp.	27,523		4,083,312
Occidental Petroleum Corp.	47,577		2,840,823
ONEOK, Inc.	41,004		2,879,301
Phillips 66	32,225		4,290,436
Pioneer Natural Resources Co.	16,983		3,819,137
Schlumberger NV	103,771		5,400,243
Targa Resources Corp.	16,376		1,422,583
The Williams Companies, Inc.	89,585		3,120,246
Valero Energy Corp.	24,215		3,147,950
			112,765,354
Equity Real Estate Investment Trusts - 2.3%
Alexandria Real Estate Equities, Inc.	11,347	[c]	1,438,459
American Tower Corp.	33,833	[c]	7,303,868
AvalonBay Communities, Inc.	10,202	[c]	1,910,018
Boston Properties, Inc.	9,701	[c]	680,719
Camden Property Trust	8,017	[c]	796,008
Crown Castle, Inc.	31,152	[c]	3,588,399
Digital Realty Trust, Inc.	21,753	[c]	2,927,519
Equinix, Inc.	6,802	[c]	5,478,263
Equity Residential	25,499	[c]	1,559,519
Essex Property Trust, Inc.	4,601	[c]	1,140,772
Extra Space Storage, Inc.	15,530	[c]	2,489,925
Federal Realty Investment Trust	5,635	[c]	580,687
Healthpeak Properties, Inc.	41,016	[c]	812,117
Host Hotels & Resorts, Inc.	49,359	[c]	961,020
Invitation Homes, Inc.	40,437	[c]	1,379,306
Iron Mountain, Inc.	21,009	[c]	1,470,210
Kimco Realty Corp.	44,522	[c]	948,764
Mid-America Apartment Communities, Inc.	8,616	[c]	1,158,507
Prologis, Inc.	67,053	[c]	8,938,165
Public Storage	11,625	[c]	3,545,625
Realty Income Corp.	52,027	[c]	2,987,390
Regency Centers Corp.	12,338	[c]	826,646
SBA Communications Corp.	7,721	[c]	1,958,740
Simon Property Group, Inc.	23,468	[c]	3,347,476
UDR, Inc.	22,180	[c]	849,272
Ventas, Inc.	29,285	[c]	1,459,564
VICI Properties, Inc.	76,711	[c]	2,445,547
Welltower, Inc.	40,425	[c]	3,645,122
Weyerhaeuser Co.	54,201	[c]	1,884,569
			68,512,196

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Financial Services - 7.5%
American Express Co.	41,350		7,746,509
Ameriprise Financial, Inc.	7,431		2,822,517
Berkshire Hathaway, Inc., Cl. B	131,887	[a]	47,038,817
BlackRock, Inc.	10,241		8,313,644
Blackstone, Inc.	51,448		6,735,572
Capital One Financial Corp.	27,806		3,645,923
Cboe Global Markets, Inc.	7,680		1,371,341
CME Group, Inc.	26,229		5,523,827
Discover Financial Services	17,983		2,021,289
FactSet Research Systems, Inc.	2,816		1,343,373
Fidelity National Information Services, Inc.	42,747		2,567,812
Fiserv, Inc.	43,194	[a]	5,737,891
FLEETCOR Technologies, Inc.	5,399	[a]	1,525,811
Franklin Resources, Inc.	21,069		627,646
Global Payments, Inc.	19,158		2,433,066
Intercontinental Exchange, Inc.	41,460		5,324,708
Invesco Ltd.	29,758		530,883
Jack Henry & Associates, Inc.	5,217		852,510
MarketAxess Holdings, Inc.	2,704		791,866
Mastercard, Inc., Cl. A	60,026		25,601,689
Moody's Corp.	11,504		4,493,002
Morgan Stanley	90,910		8,477,357
MSCI, Inc.	5,681		3,213,458
Nasdaq, Inc.	24,660		1,433,732
Northern Trust Corp.	15,440		1,302,827
PayPal Holdings, Inc.	77,124	[a]	4,736,185
Raymond James Financial, Inc.	13,541		1,509,822
S&P Global, Inc.	23,617		10,403,761
State Street Corp.	21,575		1,671,200
Synchrony Financial	30,540		1,166,323
T. Rowe Price Group, Inc.	16,350		1,760,732
The Bank of New York Mellon Corp.	56,069		2,918,391
The Charles Schwab Corp.	107,924		7,425,171
The Goldman Sachs Group, Inc.	23,526		9,075,625
Visa, Inc., Cl. A	115,545	[b]	30,082,141
			222,226,421
Food, Beverage & Tobacco - 2.9%
Altria Group, Inc.	125,802		5,074,853
Archer-Daniels-Midland Co.	37,510		2,708,972
Brown-Forman Corp., Cl. B	13,330		761,143
Bunge Global SA	10,417		1,051,596
Campbell Soup Co.	13,419		580,103

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Food, Beverage & Tobacco - 2.9% (continued)
Conagra Brands, Inc.	34,935		1,001,237
Constellation Brands, Inc., Cl. A	11,519		2,784,718
General Mills, Inc.	42,227		2,750,667
Hormel Foods Corp.	21,836		701,154
Kellanova	19,404		1,084,878
Keurig Dr. Pepper, Inc.	73,872		2,461,415
Lamb Weston Holdings, Inc.	10,195		1,101,978
McCormick & Co., Inc.	18,574		1,270,833
Molson Coors Beverage Co., Cl. B	13,022		797,077
Mondelez International, Inc., Cl. A	99,220		7,186,505
Monster Beverage Corp.	53,504	[a]	3,082,365
PepsiCo, Inc.	99,911		16,968,884
Philip Morris International, Inc.	112,668		10,599,805
The Coca-Cola Company	282,472		16,646,075
The Hershey Company	11,048		2,059,789
The J.M. Smucker Company	7,412		936,729
The Kraft Heinz Company	58,207		2,152,495
Tyson Foods, Inc., Cl. A	20,919		1,124,396
			84,887,667
Health Care Equipment & Services - 5.3%
Abbott Laboratories	125,951		13,863,427
Align Technology, Inc.	5,134	[a]	1,406,716
Baxter International, Inc.	35,626		1,377,301
Becton, Dickinson and Co.	21,005		5,121,649
Boston Scientific Corp.	106,272	[a]	6,143,584
Cardinal Health, Inc.	17,092		1,722,874
Cencora, Inc.	12,164		2,498,242
Centene Corp.	39,075	[a]	2,899,756
CVS Health Corp.	93,221		7,360,730
DaVita, Inc.	3,772	[a]	395,155
Dentsply Sirona, Inc.	15,670		557,695
DexCom, Inc.	28,200	[a]	3,499,338
Edwards Lifesciences Corp.	44,546	[a]	3,396,632
Elevance Health, Inc.	17,103		8,065,091
GE HealthCare Technologies, Inc.	28,655		2,215,605
HCA Healthcare, Inc.	14,536		3,934,604
Henry Schein, Inc.	9,391	[a]	710,993
Hologic, Inc.	17,768	[a]	1,269,524
Humana, Inc.	8,955		4,099,689
IDEXX Laboratories, Inc.	6,002	[a]	3,331,410
Insulet Corp.	5,221	[a]	1,132,853
Intuitive Surgical, Inc.	25,501	[a]	8,603,017
Laboratory Corp. of America Holdings	6,270		1,425,108

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Health Care Equipment & Services - 5.3% (continued)
McKesson Corp.	9,476		4,387,198
Medtronic PLC	96,614		7,959,061
Molina Healthcare, Inc.	4,329	[a]	1,564,111
Quest Diagnostics, Inc.	8,344		1,150,471
ResMed, Inc.	10,891		1,873,470
Steris PLC	7,188		1,580,282
Stryker Corp.	24,532		7,346,353
Teleflex, Inc.	3,409		850,000
The Cigna Group	21,005		6,289,947
The Cooper Companies, Inc.	3,504		1,326,054
UnitedHealth Group, Inc.	66,972		35,258,749
Universal Health Services, Inc., Cl. B	4,579		698,023
Zimmer Biomet Holdings, Inc.	14,951		1,819,537
			157,134,249
Household & Personal Products - 1.4%
Church & Dwight Co., Inc.	17,978		1,700,000
Colgate-Palmolive Co.	59,554		4,747,049
Kenvue, Inc.	126,207		2,717,237
Kimberly-Clark Corp.	24,929		3,029,123
The Clorox Company	9,128		1,301,562
The Estee Lauder Companies, Inc., Cl. A	16,810		2,458,463
The Procter & Gamble Company	171,092		25,071,822
			41,025,256
Insurance - 2.0%
Aflac, Inc.	38,095		3,142,837
American International Group, Inc.	51,686		3,501,726
Aon PLC, Cl. A	14,364		4,180,211
Arch Capital Group Ltd.	27,104	[a]	2,013,014
Arthur J. Gallagher & Co.	15,756		3,543,209
Assurant, Inc.	3,877		653,236
Brown & Brown, Inc.	16,479		1,171,822
Chubb Ltd.	29,708		6,714,008
Cincinnati Financial Corp.	10,936		1,131,439
Everest Group Ltd.	3,225		1,140,296
Globe Life, Inc.	6,356		773,652
Loews Corp.	13,217		919,771
Marsh & McLennan Cos., Inc.	35,662		6,756,879
MetLife, Inc.	44,164		2,920,565
Principal Financial Group, Inc.	16,303		1,282,557
Prudential Financial, Inc.	25,917		2,687,852
The Allstate Corp.	18,678		2,614,546
The Hartford Financial Services Group, Inc.	22,430		1,802,923

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Insurance - 2.0% (continued)
The Progressive Corp.	42,483		6,766,692
The Travelers Companies, Inc.	16,491		3,141,371
W.R. Berkley Corp.	15,189		1,074,166
Willis Towers Watson PLC	7,180		1,731,816
			59,664,588
Materials - 2.4%
Air Products & Chemicals, Inc.	16,094		4,406,537
Albemarle Corp.	8,761		1,265,789
Amcor PLC	102,766		990,664
Avery Dennison Corp.	5,288		1,069,022
Ball Corp.	22,967		1,321,062
Celanese Corp.	7,306		1,135,133
CF Industries Holdings, Inc.	14,033		1,115,624
Corteva, Inc.	52,072		2,495,290
Dow, Inc.	50,228		2,754,504
DuPont de Nemours, Inc.	31,173		2,398,139
Eastman Chemical Co.	8,593		771,823
Ecolab, Inc.	18,256		3,621,078
FMC Corp.	9,318		587,500
Freeport-McMoRan, Inc.	105,346		4,484,579
International Flavors & Fragrances, Inc.	17,900		1,449,363
International Paper Co.	25,325		915,499
Linde PLC	35,083		14,408,939
LyondellBasell Industries NV, Cl. A	18,907		1,797,678
Martin Marietta Materials, Inc.	4,432		2,211,169
Newmont Corp.	84,789		3,509,417
Nucor Corp.	18,014		3,135,157
Packaging Corp. of America	6,580		1,071,948
PPG Industries, Inc.	16,935		2,532,629
Steel Dynamics, Inc.	11,167		1,318,823
The Mosaic Company	23,447		837,761
The Sherwin-Williams Company	17,110		5,336,609
Vulcan Materials Co.	9,788		2,221,974
WestRock Co.	18,107		751,803
			69,915,513
Media & Entertainment - 7.5%
Alphabet, Inc., Cl. A	428,982	[a]	59,924,496
Alphabet, Inc., Cl. C	361,043	[a]	50,881,790
Charter Communications, Inc., Cl. A	7,272	[a]	2,826,481
Comcast Corp., Cl. A	291,084		12,764,033
Electronic Arts, Inc.	17,159		2,347,523
Fox Corp., Cl. A	17,373		515,457
Fox Corp., Cl. B	10,639		294,168

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Media & Entertainment - 7.5% (continued)
Live Nation Entertainment, Inc.	9,835	[a]	920,556
Match Group, Inc.	21,093	[a]	769,895
Meta Platforms, Inc., Cl. A	160,891	[a]	56,948,978
Netflix, Inc.	31,726	[a]	15,446,755
News Corporation, Cl. A	25,770		632,654
News Corporation, Cl. B	9,399		241,742
Omnicom Group, Inc.	14,661		1,268,323
Paramount Global, Cl. B	36,618		541,580
Take-Two Interactive Software, Inc.	11,618	[a]	1,869,917
The Interpublic Group of Companies, Inc.	28,382		926,388
The Walt Disney Company	132,804		11,990,873
Warner Bros Discovery, Inc.	157,490	[a]	1,792,236
			222,903,845
Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
AbbVie, Inc.	128,106		19,852,587
Agilent Technologies, Inc.	21,532		2,993,594
Amgen, Inc.	38,823		11,181,800
Biogen, Inc.	10,611	[a]	2,745,808
Bio-Rad Laboratories, Inc., Cl. A	1,448	[a]	467,545
Bio-Techne Corp.	11,768		908,019
Bristol-Myers Squibb Co.	147,495		7,567,968
Catalent, Inc.	13,786	[a]	619,405
Charles River Laboratories International, Inc.	3,532	[a]	834,965
Danaher Corp.	47,694		11,033,530
Eli Lilly & Co.	57,875		33,736,495
Gilead Sciences, Inc.	90,884		7,362,513
Illumina, Inc.	11,104	[a]	1,546,121
Incyte Corp.	13,403	[a]	841,574
IQVIA Holdings, Inc.	13,195	[a]	3,053,059
Johnson & Johnson	174,772		27,393,763
Merck & Co., Inc.	182,817		19,930,709
Mettler-Toledo International, Inc.	1,603	[a]	1,944,375
Moderna, Inc.	23,636	[a]	2,350,600
Pfizer, Inc.	409,780		11,797,566
Regeneron Pharmaceuticals, Inc.	7,787	[a]	6,839,244
Revvity, Inc.	9,023		986,304
Thermo Fisher Scientific, Inc.	28,012		14,868,489
Vertex Pharmaceuticals, Inc.	18,479	[a]	7,518,920
Viatris, Inc.	85,939		930,719
Waters Corp.	4,192	[a]	1,380,132
West Pharmaceutical Services, Inc.	5,425		1,910,251

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 7.1% (continued)
Zoetis, Inc.	33,239		6,560,381
			209,156,436
Real Estate Management & Development - .1%
CBRE Group, Inc., Cl. A	20,986	[a]	1,953,587
CoStar Group, Inc.	29,517	[a]	2,579,491
			4,533,078
Semiconductors & Semiconductor Equipment - 7.9%
Advanced Micro Devices, Inc.	117,264	[a]	17,285,886
Analog Devices, Inc.	36,332		7,214,082
Applied Materials, Inc.	60,046		9,731,655
Broadcom, Inc.	31,855		35,558,144
Enphase Energy, Inc.	10,218	[a]	1,350,207
First Solar, Inc.	7,882	[a]	1,357,911
Intel Corp.	303,962		15,274,090
KLA Corp.	9,923		5,768,240
Lam Research Corp.	9,481		7,426,088
Microchip Technology, Inc.	39,194		3,534,515
Micron Technology, Inc.	79,496		6,784,189
Monolithic Power Systems, Inc.	3,508		2,212,776
NVIDIA Corp.	178,974		88,631,504
NXP Semiconductors NV	18,625		4,277,790
ON Semiconductor Corp.	31,580	[a]	2,637,877
Qorvo, Inc.	7,063	[a]	795,364
Qualcomm, Inc.	80,999		11,714,885
Skyworks Solutions, Inc.	11,532		1,296,427
Teradyne, Inc.	11,416		1,238,864
Texas Instruments, Inc.	65,900		11,233,314
			235,323,808
Software & Services - 11.7%
Accenture PLC, Cl. A	45,371		15,921,138
Adobe, Inc.	33,082	[a]	19,736,721
Akamai Technologies, Inc.	10,021	[a]	1,185,985
Ansys, Inc.	6,282	[a]	2,279,612
Autodesk, Inc.	15,437	[a]	3,758,601
Cadence Design Systems, Inc.	19,671	[a]	5,357,790
Cognizant Technology Solutions Corp., Cl. A	35,165		2,656,012
EPAM Systems, Inc.	4,233	[a]	1,258,640
Fair Isaac Corp.	1,783	[a]	2,075,430
Fortinet, Inc.	45,307	[a]	2,651,819
Gartner, Inc.	5,707	[a]	2,574,485
Gen Digital, Inc.	38,953		888,907

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Software & Services - 11.7% (continued)
International Business Machines Corp.	66,120		10,813,926
Intuit, Inc.	20,327		12,704,985
Microsoft Corp.	538,747		202,590,422
Oracle Corp.	115,662		12,194,245
Palo Alto Networks, Inc.	22,662	[a]	6,682,571
PTC, Inc.	8,656	[a]	1,514,454
Roper Technologies, Inc.	7,703		4,199,445
Salesforce, Inc.	70,692	[a]	18,601,893
ServiceNow, Inc.	14,806	[a]	10,460,291
Synopsys, Inc.	11,101	[a]	5,716,016
Tyler Technologies, Inc.	3,064	[a]	1,281,120
Verisign, Inc.	6,395	[a]	1,317,114
			348,421,622
Technology Hardware & Equipment - 8.6%
Amphenol Corp., Cl. A	43,031		4,265,663
Apple, Inc.	1,059,739		204,031,550
Arista Networks, Inc.	18,315	[a]	4,313,366
CDW Corp.	9,722		2,210,005
Cisco Systems, Inc.	292,900		14,797,308
Corning, Inc.	56,572		1,722,617
F5, Inc.	4,423	[a]	791,629
Hewlett Packard Enterprise Co.	95,494		1,621,488
HP, Inc.	62,166		1,870,575
Jabil, Inc.	9,274		1,181,508
Juniper Networks, Inc.	22,918		675,623
Keysight Technologies, Inc.	12,987	[a]	2,066,102
Motorola Solutions, Inc.	12,062		3,776,492
NetApp, Inc.	14,847		1,308,912
Seagate Technology Holdings PLC	13,589		1,160,093
TE Connectivity Ltd.	22,583		3,172,911
Teledyne Technologies, Inc.	3,461	[a]	1,544,610
Trimble, Inc.	18,657	[a]	992,552
Western Digital Corp.	23,826	[a]	1,247,768
Zebra Technologies Corp., Cl. A	3,726	[a]	1,018,428
			253,769,200
Telecommunication Services - .9%
AT&T, Inc.	517,062		8,676,300
T-Mobile US, Inc.	36,689		5,882,347
Verizon Communications, Inc.	305,126		11,503,250
			26,061,897
Transportation - 1.8%
American Airlines Group, Inc.	46,150	[a]	634,101
C.H. Robinson Worldwide, Inc.	8,843		763,947

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Transportation - 1.8% (continued)
CSX Corp.	145,102		5,030,686
Delta Air Lines, Inc.	45,857		1,844,827
Expeditors International of Washington, Inc.	10,578		1,345,522
FedEx Corp.	16,819		4,254,702
J.B. Hunt Transport Services, Inc.	6,100		1,218,414
Norfolk Southern Corp.	16,383		3,872,614
Old Dominion Freight Line, Inc.	6,402		2,594,923
Southwest Airlines Co.	44,295		1,279,240
Uber Technologies, Inc.	149,169	[a]	9,184,335
Union Pacific Corp.	44,234		10,864,755
United Airlines Holdings, Inc.	24,105	[a]	994,572
United Parcel Service, Inc., Cl. B	52,495		8,253,789
			52,136,427
Utilities - 2.3%
Alliant Energy Corp.	17,725		909,293
Ameren Corp.	19,434		1,405,856
American Electric Power Co., Inc.	37,577		3,052,004
American Water Works Co., Inc.	13,858		1,829,117
Atmos Energy Corp.	10,784		1,249,866
CenterPoint Energy, Inc.	44,401		1,268,537
CMS Energy Corp.	21,297		1,236,717
Consolidated Edison, Inc.	24,744		2,250,962
Constellation Energy Corp.	23,339		2,728,096
Dominion Energy, Inc.	61,249		2,878,703
DTE Energy Co.	15,231		1,679,370
Duke Energy Corp.	56,070		5,441,033
Edison International	28,155		2,012,801
Entergy Corp.	14,956		1,513,398
Evergy, Inc.	16,528		862,762
Eversource Energy	24,729		1,526,274
Exelon Corp.	72,890		2,616,751
FirstEnergy Corp.	36,205		1,327,275
NextEra Energy, Inc.	149,255		9,065,749
NiSource, Inc.	30,322		805,049
NRG Energy, Inc.	16,523		854,239
PG&E Corp.	153,739		2,771,914
Pinnacle West Capital Corp.	7,570		543,829
PPL Corp.	53,626		1,453,265
Public Service Enterprise Group, Inc.	36,597		2,237,907
Sempra	46,270		3,457,757
The AES Corp.	49,717		957,052
The Southern Company	79,450		5,571,034

STATEMENT OF INVESTMENTS (continued)

Description		Shares		Value ($)
Common Stocks - 97.9% (continued)
Utilities - 2.3% (continued)
WEC Energy Group, Inc.		23,043		1,939,529
Xcel Energy, Inc.		39,757		2,461,356
				67,907,495
Total Common Stocks (cost $665,828,954)				2,902,306,112
	1-Day Yield (%)
Investment Companies - 2.1%
Registered Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $60,597,066)	5.43	60,597,066	[d]	60,597,066
Total Investments (cost $726,426,020)		100.0%		2,962,903,178
Cash and Receivables (Net)		.0%		1,308,044
Net Assets		100.0%		2,964,211,222

a Non-income producing security.

b Security, or portion thereof, on loan. At December 31, 2023, the value of the fund’s securities on loan was $32,627,876 and the value of the collateral was $33,443,310, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	28.2
Financials	12.7
Health Care	12.4
Consumer Discretionary	10.6
Industrials	8.6
Communication Services	8.4
Consumer Staples	6.0
Energy	3.8
Real Estate	2.5
Materials	2.4
Utilities	2.3
Investment Companies	2.1
100.0

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 12/31/2022	Purchases ($)†	Sales ($)	Value ($) 12/31/2023	Dividends/ Distributions ($)
Registered Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.1%	25,041,446	332,405,080	(296,849,460)	60,597,066	1,207,416
Investment of Cash Collateral for Securities Loaned - .0%††
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	41,362,839	(41,362,839)	-	50,135	†††
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .0%	684,394	5,353,940	(6,038,334)	-	20,923	†††
Total - 2.1%	25,725,840	379,121,859	(344,250,633)	60,597,066	1,278,474

† Includes reinvested dividends/distributions.

†† Effective July 3, 2023, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares.

††† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	272	3/15/2024	64,270,562	65,552,000	1,281,438
Gross Unrealized Appreciation				1,281,438

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $32,627,876)—Note 1(c):
Unaffiliated issuers	665,828,954	2,902,306,112
Affiliated issuers	60,597,066	60,597,066
Cash collateral held by broker—Note 4		3,085,000
Dividends and securities lending income receivable		2,902,952
Receivable for shares of Common Stock subscribed		1,698,759
Prepaid expenses		65,587
		2,970,655,476
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		626,553
Payable for shares of Common Stock redeemed		5,412,480
Payable for futures variation margin—Note 4		166,087
Directors’ fees and expenses payable		18,400
Other accrued expenses		220,734
		6,444,254
Net Assets ($)		2,964,211,222
Composition of Net Assets ($):
Paid-in capital		541,795,161
Total distributable earnings (loss)		2,422,416,061
Net Assets ($)		2,964,211,222

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	2,906,425,259	57,785,963
Shares Outstanding	42,075,851	834,247
Net Asset Value Per Share ($)	69.08	69.27

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended December 31, 2023

Investment Income ($):
Income:
Cash dividends (net of $11,761 foreign taxes withheld at source):
Unaffiliated issuers	44,689,274
Affiliated issuers	1,207,416
Income from securities lending—Note 1(c)	71,058
Interest	28,125
Total Income	45,995,873
Expenses:
Management fee—Note 3(a)	6,674,362
Directors’ fees and expenses—Note 3(d)	216,634
Distribution fees—Note 3(b)	135,956
Professional fees	95,744
Loan commitment fees—Note 2	68,816
Interest expense—Note 2	39,659
Prospectus and shareholders’ reports	33,872
Chief Compliance Officer fees—Note 3(c)	21,143
Shareholder servicing costs—Note 3(c)	12,959
Registration fees	4,412
Miscellaneous	187,053
Total Expenses	7,490,610
Less—reduction in fees due to earnings credits—Note 3(c)	(1,336)
Net Expenses	7,489,274
Net Investment Income	38,506,599
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	201,750,199
Net realized gain (loss) on futures	4,427,718
Net Realized Gain (Loss)	206,177,917
Net change in unrealized appreciation (depreciation) on investments	387,205,263
Net change in unrealized appreciation (depreciation) on futures	1,885,147
Net Change in Unrealized Appreciation (Depreciation)	389,090,410
Net Realized and Unrealized Gain (Loss) on Investments	595,268,327
Net Increase in Net Assets Resulting from Operations	633,774,926

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
Operations ($):
Net investment income	38,506,599	37,752,308
Net realized gain (loss) on investments	206,177,917	103,287,975
Net change in unrealized appreciation (depreciation) on investments	389,090,410	(740,814,435)
Net Increase (Decrease) in Net Assets Resulting from Operations	633,774,926	(599,774,152)
Distributions ($):
Distributions to shareholders:
Initial Shares	(137,928,035)	(272,332,432)
Service Shares	(2,652,218)	(5,530,339)
Total Distributions	(140,580,253)	(277,862,771)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	306,945,346	401,040,791
Service Shares	1,590,985	3,140,416
Distributions reinvested:
Initial Shares	137,928,035	272,332,432
Service Shares	2,652,218	5,530,339
Cost of shares redeemed:
Initial Shares	(561,929,172)	(546,336,348)
Service Shares	(7,336,442)	(8,399,685)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(120,149,030)	127,307,945
Total Increase (Decrease) in Net Assets	373,045,643	(750,328,978)
Net Assets ($):
Beginning of Period	2,591,165,579	3,341,494,557
End of Period	2,964,211,222	2,591,165,579
Capital Share Transactions (Shares):
Initial Shares
Shares sold	4,955,857	6,250,717
Shares issued for distributions reinvested	2,275,854	4,077,795
Shares redeemed	(9,092,363)	(8,450,366)
Net Increase (Decrease) in Shares Outstanding	(1,860,652)	1,878,146
Service Shares
Shares sold	25,410	47,117
Shares issued for distributions reinvested	43,750	82,290
Shares redeemed	(116,809)	(129,507)
Net Increase (Decrease) in Shares Outstanding	(47,649)	(100)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Year Ended December 31,
Initial Shares	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	57.81	77.81	64.27	59.95	48.98
Investment Operations:
Net investment income[a]	.89	.85	.80	.88	.96
Net realized and unrealized gain (loss) on investments	13.62	(14.27)	16.71	8.01	13.79
Total from Investment Operations	14.51	(13.42)	17.51	8.89	14.75
Distributions:
Dividends from net investment income	(.90)	(.85)	(.81)	(.90)	(.95)
Dividends from net realized gain on investments	(2.34)	(5.73)	(3.16)	(3.67)	(2.83)
Total Distributions	(3.24)	(6.58)	(3.97)	(4.57)	(3.78)
Net asset value, end of period	69.08	57.81	77.81	64.27	59.95
Total Return (%)	25.93	(18.31)	28.40	18.01	31.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27	.26	.26	.27	.27
Ratio of net expenses to average net assets	.27	.26	.26	.27	.27
Ratio of net investment income
to average net assets	1.42	1.35	1.14	1.57	1.75
Portfolio Turnover Rate	2.32	1.85	3.62	3.58	2.94
Net Assets, end of period ($ x 1,000)	2,906,425	2,540,045	3,272,702	2,718,274	2,447,498

a Based on average shares outstanding.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,
Service Shares	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	57.97	78.00	64.37	60.03	49.05
Investment Operations:
Net investment income[a]	.73	.69	.63	.74	.82
Net realized and unrealized gain (loss) on investments	13.65	(14.30)	16.75	8.02	13.80
Total from Investment Operations	14.38	(13.61)	17.38	8.76	14.62
Distributions:
Dividends from net investment income	(.74)	(.69)	(.59)	(.75)	(.81)
Dividends from net realized gain on investments	(2.34)	(5.73)	(3.16)	(3.67)	(2.83)
Total Distributions	(3.08)	(6.42)	(3.75)	(4.42)	(3.64)
Net asset value, end of period	69.27	57.97	78.00	64.37	60.03
Total Return (%)	25.60	(18.52)	28.11	17.71	30.84
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52	.51	.51	.52	.52
Ratio of net expenses to average net assets	.52	.51	.51	.52	.52
Ratio of net investment income to average net assets	1.17	1.10	.89	1.32	1.50
Portfolio Turnover Rate	2.32	1.85	3.62	3.58	2.94
Net Assets, end of period ($ x 1,000)	57,786	51,121	68,792	195,831	194,109

a Based on average shares outstanding.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Stock Index Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the total return of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Investments Corporation, an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, which serves as the fund’s index manager (the “Index Manager”).

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The

NOTES TO FINANCIAL STATEMENTS (continued)

fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2023 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (continued)

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,902,306,112	-	-	2,902,306,112
Investment Companies	60,597,066	-	-	60,597,066
Other Financial Instruments:
Futures††	1,281,438	-	-	1,281,438

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of December 31, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2023, BNY Mellon earned $9,688 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2023, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	32,627,876		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	32,627,876		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(32,627,876)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or

NOTES TO FINANCIAL STATEMENTS (continued)

developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2023, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2023, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,270,704, undistributed capital gains $201,424,862 and unrealized appreciation $2,218,720,495.

The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2023 and December 31, 2022 were as follows: ordinary income $38,604,101 and $42,112,124, and long-term capital gains $101,976,152 and $235,750,647, respectively.

During the period ended December 31, 2023, as a result of permanent book to tax differences, primarily due to the tax treatment for Kimco Realty Corp. long-term capital gain adjustments, the fund decreased total distributable earnings (loss) by $15,494 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

During the period ended December 31, 2023, the fund was charged $39,659 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2023 was approximately $681,644 with a related weighted average annualized rate of 5.82%.

NOTE 3—Management Fee, Index-Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly.

NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to an index-management agreement (the “Index Agreement”), the Adviser has agreed to pay the Index Manager a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Pursuant to the Index Agreement, the Index Manager pays The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, for its services to the fund.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2023, Service shares were charged $135,956 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended December 31, 2023, Initial shares were charged 11,506 pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with the Custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended

December 31, 2023, the fund was charged $1,412 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1,336.

During the period ended December 31, 2023, the fund was charged $21,143 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $606,281, Distribution Plan fees of $12,101, Shareholder Services Plan fees of $1,000, Chief Compliance Officer fees of $5,157 and Transfer Agent fees of $2,014.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended December 31, 2023, amounted to $62,598,925 and $311,812,802, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended December 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which

NOTES TO FINANCIAL STATEMENTS (continued)

the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at December 31, 2023 are set forth in the Statement of Investments.

The following table summarizes the average market value of derivatives outstanding during the period ended December 31, 2023:

Average Market Value ($)
Equity futures	28,955,862

At December 31, 2023, the cost of investments for federal income tax purposes was $744,182,683; accordingly, accumulated net unrealized appreciation on investments was $2,218,720,495, consisting of $2,261,432,741 gross unrealized appreciation and $42,712,246 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of BNY Mellon Stock Index Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Stock Index Fund, Inc. (the “Fund”), including the statement of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
February 8, 2024

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended December 31, 2023 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2024 of the percentage applicable to the preparation of their 2023 income tax returns. Also, the fund hereby reports $2.3355 per share as a long-term capital gain distribution paid on March 31, 2023.

PROXY RESULTS (Unaudited)

A special meeting of the Fund’s shareholders was held on October 12, 2023. The proposal considered at the meeting and the results were as follows:

	Shares
	For	Authority Withheld
To elect Board Members to hold office until their successors are duly elected and qualified†
Francine J. Bovich	16,440,291	498,401
Michael D. DiLecce	16,402,310	536,402
Gina D. France	16,441,303	497,389
Joan L. Gulley	16,426,583	512,110
Nathan Leventhal	16,426,971	511,741

† Each Board Member’s term commenced January 1, 2024

In addition, Joseph S. DiMartino, Peggy C. Davis and Robin A. Melvin continue as Board Members of the Fund. Mses. France and Gulley currently are Board Members of the Fund but have not been previously elected by shareholders.

BOARD MEMBERS INFORMATION (Unaudited)

Independent Board Members

Joseph S. DiMartino (80)

Chairman of the Board (1996)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-May 2023)

No. of Portfolios for which Board Member Serves: 86

———————

Peggy C. Davis (80)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-Present)

No. of Portfolios for which Board Member Serves: 29

———————

Gina D. France (65)

Board Member (2019)

Principal Occupation During Past 5 Years:

• France Strategic Partners, a strategy and advisory firm serving corporate clients across the United States, Founder, President and Chief Executive Officer (2003-Present)

Other Public Company Board Memberships During Past 5 Years:

• Huntington Bancshares, a bank holding company headquartered in Columbus, Ohio, Director (2016-Present)

• Cedar Fair, L.P., a publicly-traded partnership that owns and operates amusement parks and hotels in the U.S. and Canada, Director (2011-May 2023)

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2015-Present)

No. of Portfolios for which Board Member Serves: 22

———————

Joan Gulley (76)

Board Member (2017)

Principal Occupation During Past 5 Years:

• Nantucket Atheneum, public library, Chair (June 2018-June 2021) and Director (2015-June 2021)

• Orchard Island Club, golf and beach club, Governor (2016-Present) and President (February 2023-Present)

No. of Portfolios for which Board Member Serves: 39

———————

Robin A. Melvin (60)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Westover School, a private girls’ boarding school in Middlebury, Connecticut, Trustee (2019-June 2023)

• Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois, Co-Chair (2014–March 2020); Board Member (2013-March 2020)

• JDRF, a non-profit juvenile diabetes research foundation, Board Member (June 2021-June 2022)

Other Public Company Board Memberships During Past 5 Years:

• HPS Corporate Lending Fund, a closed-end management investment company regulated as a business development company, Trustee (August 2021-Present)

• HPS Corporate Capital Solutions Fund, a close-end management investment company regulated as a business development company, Trustee, (December 2023-Present)

No. of Portfolios for which Board Member Serves: 68

———————

Michael D. DiLecce (61)

Advisory Board Member (2022)

Principal Occupation During Past 5 Years:

• Retired since July 2022. Global Asset Management Assurance Leader, Ernst & Young LLP (2015-2022)

• Americas Regional Talent Managing Partner for Ernst & Young’s Financial Service Practice (2017-2021)

• Partner, Ernst & Young LLP (1997-2022)

No. of Portfolios for which Board Member Serves: 22

———————

The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Vice President and Director of the Adviser since February 2021; Head of North America Distribution, BNY Mellon Investment Management since February 2023; and Head of North America Product, BNY Mellon Investment Management from January 2018 to February 2023. He is an officer of 53 investment companies (comprised of 102 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 45 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since September 2003.

Director of the Adviser since February 2023; Vice President of the Adviser since September 2020; and Director–BNY Mellon Fund Administration. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 65 years old and has been an employee of the Adviser since April 1985.

PETER M. SULLIVAN, Chief Legal Officer since July 2021 and Vice President and Assistant Secretary since March 2019.

Chief Legal Officer of the Adviser and Associate General Counsel of BNY Mellon since July 2021; Senior Managing Counsel of BNY Mellon from December 2020 to July 2021; and Managing Counsel of BNY Mellon from March 2009 to December 2020. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of BNY Mellon since April 2004.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; and Secretary of the Adviser. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 57 years old and has been an employee of the Adviser since December 1996.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon since December 2021; and Counsel of BNY Mellon from August 2018 to December 2021. She is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 33 years old and has been an employee of BNY Mellon since August 2013.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Vice President of BNY Mellon ETF Investment Adviser; LLC since February 2020; Senior Managing Counsel of BNY Mellon since September 2021; and Managing Counsel of BNY Mellon from December 2017 to September 2021. She is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 48 years old and has been an employee of BNY Mellon since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since September 2003.

Senior Managing Counsel of BNY Mellon. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 58 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; and Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019. She is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 38 years old and has been an employee of BNY Mellon since June 2012.

JOANNE SKERRETT, Vice President and Assistant Secretary since March 2023.

Managing Counsel of BNY Mellon since June 2022; and Senior Counsel with the Mutual Fund Directors Forum, a leading funds industry organization, from 2016 to June 2022. She is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 52 years old and has been an employee of the Adviser since June 2022.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Chief Compliance Officer since August 2021 and Vice President since February 2020 of BNY Mellon ETF Investment Adviser, LLC; Chief Compliance Officer since August 2021 and Vice President and Assistant Secretary since February 2020 of BNY Mellon ETF Trust; Managing Counsel of BNY Mellon from December 2019 to August 2021; Counsel of BNY Mellon from May 2016 to December 2019; and Assistant Secretary of the Adviser from April 2018 to August 2021. She is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 38 years old and has been an employee of BNY Mellon since May 2016.

DANIEL GOLDSTEIN, Vice President since March 2022.

Head of Product Development of North America Distribution, BNY Mellon Investment Management since January 2018; Executive Vice President of North America Product, BNY Mellon Investment Management since April 2023; and Senior Vice President, Development & Oversight of North America Product, BNY Mellon Investment Management from 2010 to March 2023. He is an officer of 53 investment companies (comprised of 102 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Distributor since 1991.

JOSEPH MARTELLA, Vice President since March 2022.

Vice President of the Adviser since December 2022; Head of Product Management of North America Distribution, BNY Mellon Investment Management since January 2018; Executive Vice President of North America Product, BNY Mellon Investment Management since April 2023; and Senior Vice President of North America Product, BNY Mellon Investment Management from 2010 to March 2023. He is an officer of 53 investment companies (comprised of 102 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 47 years old and has been an employee of the Distributor since 1999.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager–BNY Mellon Fund Administration. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since April 1991.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Mellon Fund Administration. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since September 2003.

Senior Accounting Manager–BNY Mellon Fund Administration. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since 2004; and Chief Compliance Officer of the Adviser from 2004 until June 2021. He is the Chief Compliance Officer of 53 investment companies (comprised of 105 portfolios) managed by the Adviser. He is 66 years old.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust. She is an officer of 47 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 55 years old and has been an employee of the Distributor since 1997.

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For More Information

BNY Mellon Stock Index Fund, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Index Manager

Mellon Investments Corporation

BNY Mellon Center
One Boston Place
Boston, MA 02108-4408

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2024 BNY Mellon Securities Corporation 0763AR1223

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Gina D. France , a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Gina D. France is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,550 in 2022 and $36,261 in 2023.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,737 in 2022 and $8,038 in 2023. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2022 and $0 in 2023.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,763 in 2022 and $4,763 in 2023. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $3,737 in 2022 and $3,737 in 2023.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $46 in 2022 and $57 in 2023. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2022 and $ 0 in 2023.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,803,830 in 2022 and $1,865,667 in 2023.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

       Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Stock Index Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 8, 2024

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: February 8, 2024

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)